CONFORMED SUBMISSION TYPE:	485BXT
PUBLIC DOCUMENT COUNT:		1
FILED AS OF DATE:		19991217
EFFECTIVENESS DATE:		19991221

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:
		CENTRAL INDEX KEY:
		STANDARD INDUSTRIAL CLASSIFICATION:
		STATE OF INCORPORATION:			MA
		FISCAL YEAR END:			0930

	FILING VALUES:
		FORM TYPE:		485BXT
		SEC ACT:
		SEC FILE NUMBER:	333-14927
		FILM NUMBER:

	FILING VALUES:
		FORM TYPE:		485BXT
		SEC ACT:
		SEC FILE NUMBER:	811-07883
		FILM NUMBER:

	BUSINESS ADDRESS:
		STREET 1:		12835 ARAPAHOE ROAD
		STREET 2:		TOWER II, PENTHOUSE
		CITY:			ENGLEWOOD
		STATE:			CO
		ZIP:			80112
		BUSINESS PHONE:		3037901600

	MAIL ADDRESS:
		STREET 1:		12835 ARAPAHOE ROAD
		STREET 2:		TOWER II, PENTHOUSE
		CITY:			ENGLEWOOD
		STATE:			CO
		ZIP:			80112

                                               REGISTRATION NO. 333-14927
                                               REGISTRATION NO. 811-7883

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       Pre-Effective Amendment No.......

                        Post-Effective Amendment No. 6

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 6

                                   ICON Funds
               (Exact Name Of Registrant As Specified In Charter)

           12835 East Arapahoe Road Tower II Englewood, Colorado 80112
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (303) 790-1600

                              Erik L. Jonson
           12835 East Arapahoe Road Tower II Englewood, Colorado 80112

                     (Name and Address of Agent for Service)

                                  With copy to:
                        Charles W. Lutter, Jr., Attorney
                   103 Canyon Oaks, San Antonio, TX 78232-1305

It is proposed that this filing will become effective:

/   / immediately upon filing pursuant to paragraph (b)

/ X / on January 20, 2000 pursuant to paragraph (b)

/   / 60 days after filing pursuant to paragraph (a)(1)

/   / on (date)  pursuant to paragraph (a)(1)

/   / 75 days after filing pursuant to paragraph (a)(2)

/   / on (date) pursuant to paragraph (a)(2) of Rule 485


This post-effective amendment designates a new effective date of for a previously filed post-effective amendment (Post-Effective Amendment No. 5).

------------------------------------------------------------------------------

			Designation of New Effective Date
			for Previously filed Amendment

	Post-Effective Amendment No. 4 under the Securities Act of 1933 and the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on September 23, 1999 and pursuant to that paragraph would become effective on November 22, 1999. Post-Effective Amendment No. 5 was filed pursuant to paragraph 485(b) (iii) of the Securities Act of 1933 on November 22, 1999, extending the effective date to December 21, 1999.

	The Registrant hereby designates January 20, 2000 as the new date upon which the Amendment shall become effective.

	All other information contained in the Registrant's Registration Statement as previously filed through Post-Effective Amendment No. 4 is incorporated by reference without change.

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(b) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT NO. 6 TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED,
THEREUNTO DULY AUTHORIZED, IN THE CITY OF ENGLEWOOD, STATE OF COLORADO, ON THE 17TH DAY OF DECEMBER, 1999.


                                         ICON FUNDS
                                      By:    /s/ Craig T. Callahan
                                             --------------------
					(CRAIG T. CALLAHAN, President)


     PURSUANT  TO  THE   REQUIREMENTS  OF  THE  SECURITIES  ACT  OF  1933,  THIS
AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW ON DECEMBER 17, 1999 BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED:

/s/ Craig T. Callahan
----------------------------------   President and Trustee
CRAIG T. CALLAHAN

/s/ R. Michael Sentel*
----------------------------------    Trustee
R. MICHAEL SENTEL

/s/ James W. Hire*
----------------------------------    Trustee
JAMES W. HIRE

/s/ Glen F. Bergert*
----------------------------------    Trustee
GLEN F. BERGERT

/s/ Erik L. Jonson
----------------------------------   Vice President and
                                     Chief Accounting Officer
ERIK L. JONSON                       Chief Financial Officer


*  By: /s/ Charles W. Lutter, Jr.
       -------------------------
       Charles W. Lutter, Jr.
       Attorney-in-Fact

* By Power of Attorney. See File Number 333-14927, September 23, 1999. Incorporated by Reference.